Note 5 - Other Operating Expenses	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
Note 5.	Other Operating Expenses

The table below specifies the nature of other operating expenses (in thousands):

	Year ended December 31,
	2021	2022	2023
Hosting	$7,647	$9,267	$10,161
Audit, legal and other advisory services	6,579	6,857	8,669
Software license fees	1,782	2,149	3,357
Rent and other office expenses	3,152	3,743	2,700
Travel	542	1,496	1,848
Other expenses	3,101	3,502	4,106
Total other operating expenses	$22,802	$27,015	$30,842